SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 71,337,767		$ 21,399,924		$ 9,200,836
Total liabilities	63,030,077		18,851,371		$ 8,129,346
Total operating revenue	3,310,822	$ 427,015	1,061,555	$ 811,343
Net income	1,325,523	170,960	165,664	138,512
Net cash generated from/(used in) operating activities	20,456,717	2,638,392	1,969,434	4,470,167
Net cash generated from investing activities	(244,175)	(31,493)	(160,057)	(78,052)
Net increase/(decrease) in cash and cash equivalents	28,618,321	3,691,067	2,916,333	4,435,262
Cash, cash equivalents and restricted cash at beginning of the year	14,903,437	1,922,181	11,987,104	7,551,842
Cash, cash equivalents and restricted cash at end of the year	43,521,758	$ 5,613,248	14,903,437	11,987,104
Registered capital | ¥						¥ 10	¥ 10	¥ 10
VIEs and its subsidiary
Variable Interest Entity [Line Items]
Total assets	162,897		68,480
Total liabilities	145,693		73,271
Total operating revenue	103,433		65,681	68,888
Net income	20,727		8,807	21,262
Net cash generated from/(used in) operating activities	(14,847)		(2,502)	1,664
Net cash generated from investing activities	17,104		2,233
Net increase/(decrease) in cash and cash equivalents	2,257		(269)	1,664
Cash, cash equivalents and restricted cash at beginning of the year	1,481		1,750	86
Cash, cash equivalents and restricted cash at end of the year	$ 3,738		$ 1,481	$ 1,750